SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of the assets

Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

Computers and peripheral equipment	33%
Office furniture and equipment	6% – 20% (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease, or the useful life of the assets

Schedule of remaining performance obligations which are expected to be satisfied and recognized in future periods

The following table represents the remaining performance obligations as of December 31, 2019, which are expected to be satisfied and recognized in future periods:

	Year Ending December 31,
			2022 and
	2020	2021	thereafter

Product	$3,896	$16	$—
Services	29,642	5,654	4,022

	$33,538	$5,670	$4,022

Schedule of components of AOCI

The components of AOCI were as follows:

	Unrealized
	gains (losses)
	on available-	Unrealized
	for-sale	gains (losses)
	marketable	on cash flow
	securities	hedges	Total

Balance as of January 1, 2019	$(32)	$(244)	$(276)

Other comprehensive income before reclassifications	32	535	567
Amounts reclassified from AOCI	—	(291)	(291)
Other comprehensive income	32	244	276

Balance as of December 31, 2019	$—	$—	$—

Schedule of weighted-average assumptions

Fair values were estimated using the following weighted-average assumptions (annualized percentages):

	Year Ended December 31,
	2019	2018	2017

Dividend yield	1.13%-1.64%	0%-2.66%	0%
Expected volatility	38.08%-39.34%	37.74%-41.72%	41.78%-47.25%
Risk-free interest	1.66%-2.59%	2.40%-3.06%	1.81%-2.14%
Expected life	4.75-5.21 years	4.78-5.27 years	4.77-5.28 years

Schedule of total share-based compensation expenses

The total share-based compensation expenses relating to all of the Company’s share-based awards recognized for the years ended December 31, 2019, 2018 and 2017 were included in items of the consolidated statements of operations, as follows:

	Year Ended December 31,
	2019	2018	2017

Cost of revenues	$183	$186	$84
Research and development expenses, net	937	651	383
Selling and marketing expenses	2,171	1,238	1,024
General and administrative expenses	2,001	1,212	816

Total share-based compensation expenses	$5,292	$3,287	$2,307